Stockholder's Equity	12 Months Ended
Dec. 31, 2024
Stockholder’s Equity [Abstract]
Stockholder's Equity

Note 7 — Stockholder’s Equity

As of December 31, 2024, the Company had the following classes of ordinary shares:

Class A ordinary shares.

On June 30, 2023, the Company authorized 400,000,000 Class A Ordinary Shares. As of December 31, 2024, 42,291,200 of Class A Shares were issued and outstanding. Every Class A Ordinary Share will confer upon its possessor one (1) voting right for all matters subject to voting. Under no circumstances are Class A Ordinary Shares convertible into Class B Ordinary Shares, and vice versa.

Class B ordinary shares

On June 30, 2023, the Company authorized 100,000,000 Class B Ordinary Shares. As of December 31, 2024, 100,000,000 of Class B Shares were issued and outstanding. Each Class B Ordinary Share will grant its holder fifty (50) voting rights for these identical matters. Class B Ordinary Shares do not possess any economic interests, except for the entitlement to capital repayment in the event of liquidation.